Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of changes in unvested restricted stock
A summary of the changes in unvested restricted stock during 2018, 2017 and 2016 is presented below:

	Shares of Unvested Restricted Stock	Weighted Average Grant Date Fair Value
	(in thousands)
Unvested restricted stock as of January 1, 2018	13,178	$6.37
Granted	6,067	$3.73
Vested	(5,808)	$7.67
Forfeited	(1,579)	$6.02
Unvested restricted stock as of December 31, 2018	11,858	$4.43

Unvested restricted stock as of January 1, 2017	9,092	$11.39
Granted	9,872	$5.40
Vested	(4,573)	$13.73
Forfeited	(1,213)	$8.32
Unvested restricted stock as of December 31, 2017	13,178	$6.37

Unvested restricted stock as of January 1, 2016	10,455	$17.31
Granted	4,604	$4.58
Vested	(4,692)	$17.23
Forfeited	(1,275)	$13.91
Unvested restricted stock as of December 31, 2016	9,092	$11.39

Schedule of share-based payment assumptions
We used the following weighted average assumptions to estimate the grant date fair value of the stock options granted in 2018:

Expected option life – years	6.0
Volatility	63.55%
Risk-free interest rate	2.72%
Dividend yield	—%
We utilized a Monte Carlo simulation for the TSR performance measure and the following assumptions to determine the grant date fair value and the reporting date fair value of the 2017 awards. The performance period for the 2016 awards ended on December 31, 2018 and the TSR component has been finalized.

Grant Date Assumptions
Assumption	2017 Awards
Volatility	80.65%
Risk-free interest rate	1.54%
Dividend yield for value of awards	—%

Reporting Date Assumptions
Assumption	2017 Awards
Volatility	64.69%
Risk-free interest rate	2.63%
Dividend yield for value of awards	—%

Schedule of information related to stock option activity
The following table provides information related to stock option activity for 2018, 2017 and 2016:

	Number of Shares Underlying Options	Weighted Average Exercise Price Per Share	Weighted Average Contract Life in Years	Aggregate Intrinsic Value(a)
	(in thousands)			($ in millions)
Outstanding as of January 1, 2018	16,285	$8.25	7.73	$1
Granted	3,611	$3.01
Exercised	—	$—		$—
Expired	(602)	$13.83
Forfeited	(1,198)	$5.45
Outstanding as of December 31, 2018	18,096	$7.20	7.15	$—
Exercisable as of December 31, 2018	8,250	$10.73	5.73	$—

Outstanding as of January 1, 2017	8,593	$11.88	7.22	$14
Granted	9,226	$5.45
Exercised	—	$—		$—
Expired	(435)	$18.50
Forfeited	(1,099)	$9.12
Outstanding as of December 31, 2017	16,285	$8.25	7.73	$1
Exercisable as of December 31, 2017	4,474	$15.15	5.26	$—

Outstanding as of January 1, 2016	5,377	$19.37	5.80	$—
Granted	4,932	$3.71
Exercised	—	$—		$—
Expired	(771)	$19.46
Forfeited	(945)	$5.66
Outstanding as of December 31, 2016	8,593	$11.88	7.22	$14
Exercisable as of December 31, 2016	2,844	$19.60	5.53	$—
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(a)	The intrinsic value of a stock option is the amount by which the current market value or the market value upon exercise of the underlying stock exceeds the exercise price of the option.

Schedule of compensation costs (credit), net of actual forfeitures
We recognized the following compensation costs (credits), net of actual forfeitures, related to our liability-classified awards for the years ended December 31, 2018, 2017 and 2016:

	Years Ended December 31,
	2018	2017	2016
	($ in millions)
General and administrative expenses	$9	$(4)	$14
Oil and natural gas properties	1	—	—
Oil, natural gas and NGL production expenses	2	—	—
Restructuring and other termination costs	—	—	1
Total liability-classified awards compensation	$12	$(4)	$15
We recognized the following compensation costs, net of actual forfeitures, related to restricted stock and stock options for the years ended December 31, 2018, 2017 and 2016:

	Years Ended December 31,
	2018	2017	2016
	($ in millions)
General and administrative expenses	$31	$43	$48
Oil and natural gas properties	2	5	6
Oil, natural gas and NGL production expenses	5	12	13
Exploration expenses	1	1	—
Marketing expenses	—	—	1
Total restricted stock and stock option compensation	$39	$61	$68

Summary of liability-classified awards
The following table presents a summary of our liability-classified awards:

		Grant Date Fair Value	December 31, 2018
	Units		Fair Value	Vested Liability
		($ in millions)	($ in millions)
2018 PSU Awards:
Payable 2019, 2020 and 2021	3,959,647	$12	$11	$—
2017 PSU Awards:
Payable 2020	1,217,774	$8	$3	$1
2016 PSU Awards:
Payable 2019	2,348,893	$10	$6	$4
2018 CRSU Awards:
Payable 2019, 2020 and 2021	15,189,197	$46	$32	$—